Schedule of Investments
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–155.79%(a)
California–149.11%
ABAG Finance Authority for Nonprofit Corps. (Sharp Healthcare);
Series 2012 A, RB(b)(c)	5.00%	02/01/2022	$ 1,000	$ 1,007,925
Series 2014 A, RB	5.00%	08/01/2043	2,000	2,147,831
Alhambra Unified School District (Election of 2004);
Series 2009 B, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2035	1,120	876,005
Series 2009 B, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2036	1,805	1,375,404
Anaheim City School District (Election of 2002); Series 2007, GO Bonds (INS - NATL)(d)(e)	0.00%	08/01/2024	4,970	4,853,786
Bay Area Toll Authority (San Francisco Bay Area);
Series 2017 F-1, RB(b)(c)(f)(g)	5.00%	04/01/2056	6,600	8,101,798
Series 2017, Ref. RB	4.00%	04/01/2037	3,365	3,898,604
Series 2017, Ref. RB	4.00%	04/01/2049	1,240	1,421,038
Bay Area Water Supply & Conservation Agency; Series 2013 A, RB(b)	5.00%	10/01/2034	3,500	3,706,703
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(e)	0.00%	08/01/2026	1,245	1,201,199
Series 2009, GO Bonds(e)	0.00%	08/01/2028	3,000	2,791,563
Series 2009, GO Bonds(e)	0.00%	08/01/2031	2,010	1,749,439
Series 2009, GO Bonds(e)	0.00%	08/01/2032	430	366,479
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(e)	0.00%	06/01/2055	22,950	1,917,934
California (County of), CA Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2040	600	711,314
Series 2020 A, Ref. RB	4.00%	06/01/2049	1,000	1,162,787
Series 2020 A, Ref. RB	4.00%	06/01/2049	290	337,282
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	505	611,431
Series 2020 B-2, Ref. RB(e)	0.00%	06/01/2055	10,000	2,004,408
California (County of), CA Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, RB(e)	0.00%	06/01/2046	10,000	2,495,042
California (State of);
Series 2012, GO Bonds	5.00%	04/01/2042	4,000	4,061,812
Series 2013, GO Bonds	5.00%	04/01/2037	11,080	11,746,596
Series 2013, Ref. GO Bonds	5.25%	09/01/2030	5,000	5,426,378
Series 2016, GO Bonds(g)	5.00%	09/01/2045	6,600	7,821,296
Series 2017, Ref. GO Bonds	5.00%	08/01/2035	2,630	3,145,412
Series 2020, Ref. GO Bonds	3.00%	11/01/2040	1,500	1,646,722
Series 2021, Ref. GO Bonds	5.00%	09/01/2041	3,010	4,004,471
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College); Series 2018, RB	5.25%	05/01/2048	1,335	1,550,428
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(h)	5.00%	04/01/2049	4,145	4,538,137
California (State of) Community Housing Agency (Serenity at Larkspur); Series 2020 A, RB(h)	5.00%	02/01/2050	1,500	1,667,512
California (State of) County Tobacco Securitization Agency (Merced County Tobacco Funding Corp.); Series 2020, Ref. RB	5.00%	06/01/2050	755	896,867
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.);
Series 2020, Ref. RB	4.00%	06/01/2049	370	429,995
Series 2020, Ref. RB(e)	0.00%	06/01/2055	2,950	740,291
California (State of) Department of Water Resources (Central Valley); Series 2012 AN, RB(b)(c)	5.00%	12/01/2022	1,600	1,677,195
California (State of) Educational Facilities Authority (Art Center College of Design); Series 2018 A, Ref. RB	5.00%	12/01/2044	2,500	3,020,963
California (State of) Educational Facilities Authority (Chapman University); Series 2015, RB	5.00%	04/01/2045	2,180	2,455,819
California (State of) Educational Facilities Authority (Loma Linda University); Series 2017 A, Ref. RB	5.00%	04/01/2042	3,285	3,866,075
California (State of) Educational Facilities Authority (Stanford University); Series 2010, RB(g)	5.25%	04/01/2040	8,940	13,562,800
California (State of) Health Facilities Financing Authority; Series 2020 A, RB(g)	4.00%	08/15/2050	12,000	14,075,389
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2017 A, Ref. RB	5.00%	08/15/2047	3,285	3,896,964
California (State of) Health Facilities Financing Authority (Commonspirit Health); Series 2020 A, Ref. RB	4.00%	04/01/2049	2,940	3,397,179
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford);
Series 2012, RB(b)(g)	5.00%	08/15/2051	$12,000	$ 12,408,090
Series 2017, RB	4.00%	11/15/2047	1,090	1,232,574
California (State of) Health Facilities Financing Authority (On Lok Senior Health Services) (Social Bonds); Series 2020, Ref. RB	5.00%	08/01/2055	1,130	1,376,027
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB	5.00%	07/01/2037	5,000	5,355,947
California (State of) Housing Finance Agency;
Series 2019 A-1, RB	4.25%	01/15/2035	3,197	3,845,942
Series 2019 A-2, RB	4.00%	03/20/2033	3,561	4,108,019
Series 2021 A, RB	3.25%	08/20/2036	4,000	4,536,768
Series 2021-1, Class A, Ctfs.	3.50%	11/20/2035	1,580	1,804,560
California (State of) Housing Finance Agency (Verdant at Green Valley); Series 2019 A, RB(h)	5.00%	08/01/2049	2,640	2,928,399
California (State of) Infrastructure & Economic Development Bank; Series 2003 A, RB(b)(c)	5.00%	01/01/2028	1,500	1,868,996
California (State of) Infrastructure & Economic Development Bank (Independent System Operator Corp.); Series 2013, Ref. RB(b)(c)	5.00%	02/01/2023	3,000	3,168,381
California (State of) Infrastructure & Economic Development Bank (Sustainability Bonds); Series 2021 B, RB	4.00%	05/01/2046	1,210	1,425,856
California (State of) Municipal Finance Authority;
Series 2020 A, RB	4.00%	09/01/2040	1,450	1,612,031
Series 2020 B, RB	4.00%	09/01/2043	315	353,477
Series 2020 B, RB	4.00%	09/01/2050	455	507,588
California (State of) Municipal Finance Authority (Albert Einstein Academies); Series 2013, RB(b)(c)	6.75%	08/01/2023	1,555	1,717,815
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	2,250	2,534,127
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy);
Series 2018 A, RB(h)	5.00%	06/01/2038	560	650,767
Series 2018 A, RB(h)	5.00%	06/01/2048	1,340	1,531,082
California (State of) Municipal Finance Authority (Bold Program); Series 2021 A, RB	4.00%	09/01/2046	1,095	1,225,130
California (State of) Municipal Finance Authority (California Baptist University); Series 2016 A, RB(h)	5.00%	11/01/2046	1,200	1,381,017
California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.);
Series 2014 A, RB	5.25%	08/15/2049	3,700	3,993,730
Series 2014 B, RB	5.88%	08/15/2049	295	314,314
California (State of) Municipal Finance Authority (Caritas Projects); Series 2017 A, Ref. RB	4.00%	08/15/2042	2,055	2,248,571
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2043	3,350	4,059,796
California (State of) Municipal Finance Authority (CHF-Riverside II, LLC - UCR North District Phase I Student Housing); Series 2019, RB (INS - BAM)(d)	5.00%	05/15/2049	2,840	3,490,063
California (State of) Municipal Finance Authority (Community Medical Centers);
Series 2017 A, Ref. RB	5.00%	02/01/2042	375	448,815
Series 2017 A, Ref. RB	5.00%	02/01/2047	3,620	4,308,423
California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2047	1,500	1,782,546
California (State of) Municipal Finance Authority (Humangood Obligation Group); Series 2019 A, Ref. RB	5.00%	10/01/2044	3,305	3,913,947
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(i)	5.00%	12/31/2038	3,995	4,777,263
California (State of) Municipal Finance Authority (Mt. San Antonio Gardens); Series 2019, Ref. RB	5.00%	11/15/2049	1,200	1,387,907
California (State of) Municipal Finance Authority (Orange County Civic Center); Series 2017 A, RB(g)	5.00%	06/01/2042	10,380	12,656,795
California (State of) Municipal Finance Authority (Palmdale Aerospace Academy (The)); Series 2018 A, RB(h)	5.00%	07/01/2049	1,200	1,393,609
California (State of) Municipal Finance Authority (Touro College and University System); Series 2014 A, RB	5.25%	01/01/2040	1,150	1,252,021
California (State of) Municipal Finance Authority (Town and Country Manor); Series 2019, Ref. RB (INS - Cal-Mortgage)(d)	5.00%	07/01/2049	2,035	2,483,718
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing);
Series 2019, RB (INS - BAM)(d)	5.00%	05/15/2023	400	426,862
Series 2019, RB (INS - BAM)(d)	5.00%	05/15/2025	500	575,332
Series 2019, RB (INS - BAM)(d)	5.00%	05/15/2052	2,375	2,913,484
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(i)	4.00%	07/15/2029	7,120	8,140,812
California (State of) Municipal Finance Authority (University of La Verne); Series 2017 A, Ref. RB	5.00%	06/01/2043	1,150	1,371,234
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (William Jessup University);
Series 2019, Ref. RB	5.00%	08/01/2039	$ 500	$ 561,441
Series 2019, Ref. RB	5.00%	08/01/2048	2,700	2,989,187
California (State of) Pollution Control Finance Authority;
Series 2012, RB(h)(i)	5.00%	07/01/2027	2,215	2,374,041
Series 2012, RB(h)(i)	5.00%	07/01/2037	6,000	6,223,976
California (State of) Pollution Control Financing Authority (San Jose Water Co.); Series 2010 A, RB	5.10%	06/01/2040	5,000	5,017,706
California (State of) Public Finance Authority (California Crosspoint Academy); Series 2020 A, RB(h)	5.13%	07/01/2055	2,000	2,136,142
California (State of) Public Finance Authority (Enso Village) (Green Bonds); Series 2021, RB(h)	5.00%	11/15/2056	1,000	1,144,833
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital); Series 2017, Ref. RB	5.00%	10/15/2047	2,750	3,205,715
California (State of) Public Works Board; Series 2021 B, RB	4.00%	05/01/2046	0	0
California (State of) Public Works Board (Judicial Council of California); Series 2013 A, RB	5.00%	03/01/2038	5,450	5,746,717
California (State of) Public Works Board (Various Capital); Series 2012 G, Ref. RB(b)	5.00%	11/01/2032	1,500	1,566,397
California (State of) Public Works Board (Various State Universities);
Series 2013 H, RB(b)(c)	5.00%	09/01/2023	8,345	9,040,229
Series 2013 H, RB(b)(c)	5.00%	09/01/2023	2,000	2,166,622
California (State of) School Finance Authority (Alliance for College-Ready Public Schools);
Series 2013 A, RB	6.30%	07/01/2043	2,000	2,140,352
Series 2015, RB(h)	5.00%	07/01/2045	2,635	2,939,789
California (State of) School Finance Authority (Aspire Public School);
Series 2015 A, Ref. RB(h)	5.00%	08/01/2045	600	673,011
Series 2016, Ref. RB(b)(c)(h)	5.00%	08/01/2025	130	151,325
Series 2016, Ref. RB(h)	5.00%	08/01/2046	1,370	1,535,788
California (State of) School Finance Authority (Classical Academies); Series 2020 A, RB(h)	5.00%	10/01/2050	1,000	1,179,430
California (State of) School Finance Authority (Granada Hills Charter Obligated Group); Series 2019, RB(h)	5.00%	07/01/2054	1,900	2,149,790
California (State of) School Finance Authority (Green Dot Public Schools); Series 2018 A, RB(h)	5.00%	08/01/2048	1,750	2,052,965
California (State of) School Finance Authority (KIPP LA);
Series 2014 A, RB	5.00%	07/01/2034	600	657,232
Series 2014 A, RB	5.13%	07/01/2044	750	818,252
Series 2015 A, RB(h)	5.00%	07/01/2045	1,150	1,283,870
California (State of) School Finance Authority (KIPP SoCal Public Schools); Series 2019 A, RB(h)	5.00%	07/01/2039	750	917,922
California (State of) School Finance Authority (New Designs Charter School);
Series 2012 A, RB	5.25%	06/01/2032	3,080	3,130,202
Series 2012, RB	5.50%	06/01/2042	450	456,719
California (State of) Statewide Communities Development Authority;
Series 2017, RB	5.00%	09/02/2037	650	759,920
Series 2017, RB	5.00%	09/02/2046	715	826,880
Series 2020 B, RB	4.00%	09/02/2050	370	420,529
Series 2020, RB	4.00%	09/01/2040	175	200,432
Series 2020, RB	4.00%	09/01/2050	360	407,014
Series 2020, RB	4.00%	09/01/2050	1,035	1,173,667
Series 2020, RB	4.00%	09/01/2050	625	709,266
Series 2020, RB	4.00%	09/01/2050	585	671,367
Series 2020, RB	5.00%	09/02/2050	805	972,097
California (State of) Statewide Communities Development Authority (Adventist Health System);
Series 2015, Ref. RB	5.00%	03/01/2033	1,730	2,019,207
Series 2015, Ref. RB	5.00%	03/01/2045	5,585	6,483,230
California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools - 47th and Main); Series 2012 A, RB	6.38%	07/01/2047	2,060	2,067,789
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2014 A, RB	6.38%	11/01/2043	4,035	4,411,118
Series 2017 A, Ref. RB(h)	5.00%	11/01/2041	1,000	1,173,838
California (State of) Statewide Communities Development Authority (Emanate Health); Series 2020 A, RB	4.00%	04/01/2045	2,000	2,318,998
California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	1,500	1,547,931
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2017, Ref. RB	5.00%	04/01/2047	4,580	5,400,359
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2014 A, RB(b)(c)	5.25%	10/01/2024	$ 1,500	$ 1,698,356
California (State of) Statewide Communities Development Authority (Improvement Area No. 1);
Series 2021, RB	4.00%	09/01/2041	200	228,636
Series 2021, RB	4.00%	09/01/2051	380	427,172
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2016 A, Ref. RB	5.00%	08/15/2051	1,250	1,465,044
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012 A, RB	5.00%	04/01/2042	5,000	5,077,940
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2016, Ref. RB(h)	5.00%	06/01/2046	2,000	2,266,038
Series 2019, RB(h)	5.00%	06/01/2039	375	450,362
Series 2019, RB(h)	5.00%	06/01/2051	1,145	1,351,596
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.50%	12/01/2054	3,500	3,969,147
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California); Series 2018; RB	5.00%	01/01/2048	1,005	1,190,514
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts);
Series 2019, RB(h)	5.25%	07/01/2039	910	1,002,469
Series 2019, RB(h)	5.25%	07/01/2049	2,500	2,711,035
California (State of) Statewide Communities Development Authority (Pacific Highlands Ranch); Series 2019, RB	5.00%	09/02/2049	1,000	1,217,819
California (State of) Statewide Communities Development Authority (Trinity Health Credit Group); Series 2011, RB(b)(c)(g)	5.00%	12/01/2041	10,090	10,090,000
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments, Phase IV-A - CHF-Irvine, LLC); Series 2017, RB	5.00%	05/15/2050	3,500	4,124,993
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program); Series 2006 A, RB(e)	0.00%	06/01/2046	17,000	3,766,435
California State University; Series 2012 A, RB(b)(c)(g)	5.00%	11/01/2037	2,010	2,098,972
Calimesa (City of), CA Community Facilities District No. 2018-1 (Summerwind Trails);
Series 2020, RB	4.00%	09/01/2045	260	292,631
Series 2020, RB	4.00%	09/01/2050	250	280,632
Cerritos Community College District (Election of 2012); Series 2018 B, GO Bonds	4.00%	08/01/2043	3,665	4,219,496
Chino Community Facilities District;
Series 2020, RB	4.00%	09/01/2040	75	84,904
Series 2020, RB	4.00%	09/01/2051	295	330,409
Chino Valley Unified School District (Election of 2016); Series 2020 B, GO Bonds(g)	5.00%	08/01/2055	10,385	13,227,886
Chula Vista (City of), CA Community Facilities District; Series 2021, RB	4.00%	09/01/2051	300	335,488
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(d)(e)	0.00%	08/01/2029	625	562,422
Compton (City of), CA; Series 2009, RB	6.00%	08/01/2039	1,750	1,756,277
Corona Community Facilities District (Bedford Improvement Area No. 1);
Series 2020, RB	4.00%	09/01/2040	115	130,321
Series 2020, RB	4.00%	09/01/2045	190	213,846
Series 2020, RB	4.00%	09/01/2050	420	470,243
Corona-Norco Unified School District (Community Facilities District No. 17-1); Series 2020, RB	4.00%	09/01/2050	150	168,466
Corona-Norco Unified School District (Community Facilities District No. 98-1);
Series 2013, Ref. RB(b)(c)	5.00%	09/01/2023	1,000	1,082,723
Series 2013, Ref. RB(b)(c)	5.00%	09/01/2023	1,000	1,082,723
Series 2013, Ref. RB(b)(c)	5.00%	09/01/2023	1,720	1,862,283
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	1,750	1,753,085
Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, GO Bonds(e)	0.00%	08/01/2039	4,420	3,006,328
Series 2009, GO Bonds(e)	0.00%	08/01/2048	2,860	1,465,672
Eastern Municipal Water District (Community Facilities District No. 2012-61);
Series 2020, RB	4.00%	09/01/2027	95	107,899
Series 2020, RB	4.00%	09/01/2028	95	109,119
Series 2020, RB	4.00%	09/01/2050	350	392,884
Eastern Municipal Water District (Community Facilities District No. 2016-75); Series 2021, RB	4.00%	09/01/2050	155	173,992
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(e)	0.00%	08/01/2031	$ 2,735	$ 2,339,714
Series 2009 A, GO Bonds(e)	0.00%	08/01/2033	615	502,571
Elsinore Valley Municipal Water District; Series 2021 A, RB(h)	4.50%	09/01/2051	990	1,008,499
Escondido Union School District (Election of 2014); Series 2018 B, GO Bonds	4.00%	08/01/2047	3,310	3,765,088
Etiwanda School District Community Facilities District No. 2018-1 (Day Creek Square Public Facilities);
Series 2020, RB	4.00%	09/01/2045	215	242,109
Series 2020, RB	4.00%	09/01/2050	295	330,974
Fairfield Community Facilities District; Series 2021 A, RB	4.00%	09/01/2051	1,955	2,185,210
Fontana (City of), CA (The Meadows);
Series 2020, RB	4.00%	09/01/2045	220	248,124
Series 2020, RB	4.00%	09/01/2050	265	297,932
Fontana (City of), CA Community Facilities District No. 22 (Sierra Hills South); Series 2014, Ref. RB	5.00%	09/01/2034	1,000	1,089,658
Fontana (City of), CA Community Facilities District No. 89 (Belrose); Series 2020, RB	4.00%	09/01/2045	1,000	1,127,838
Foothill-Eastern Transportation Corridor Agency;
Series 1995 A, RB(b)(e)	0.00%	01/01/2027	2,950	2,828,745
Series 2015, Ref. RB (INS - AGM)(d)(e)	0.00%	01/15/2035	6,245	4,762,139
Fremont Community Facilities District No. 1 (Pacific Commons);
Series 2015, Ref. RB	5.00%	09/01/2035	1,880	2,110,240
Series 2015, Ref. RB	5.00%	09/01/2045	2,095	2,330,470
Garden Grove (City of), CA Agency for Community Development; Series 2008, RN	6.00%	10/01/2027	890	891,663
Gilroy Unified School District (Election of 2008);
Series 2009 A, GO Bonds(b)(e)	0.00%	08/01/2029	85	77,770
Series 2009 A, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2029	665	596,144
Glendale Community College District;
Series 2020 B, GO Bonds(e)	0.00%	02/01/2045	1,285	649,421
Series 2020 B, GO Bonds(g)	4.00%	08/01/2050	10,000	11,669,448
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB(b)(c)	5.00%	06/01/2023	3,000	3,213,043
Series 2015 A, Ref. RB(b)(c)	5.00%	06/01/2025	0	0
Series 2015, Ref. RB(b)(c)	5.00%	06/01/2025	0	0
Series 2015, Ref. RB(b)(c)	5.00%	06/01/2025	0	0
Series 2017 A-1, Ref. RB	5.00%	06/01/2029	1,500	1,806,001
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	18,290	18,686,741
Grossmont Union High School District (Election of 2004); Series 2006, GO Bonds (INS - NATL)(d)(e)	0.00%	08/01/2024	3,000	2,949,353
Imperial (County of), CA Local Transportation Authority; Series 2022 E, Ref. RB (INS - AGM)(d)	5.00%	06/01/2032	5,000	6,083,372
Independent Cities Finance Authority;
Series 2021, RB (INS - AGM)(d)(h)	4.00%	06/01/2046	1,825	2,110,831
Series 2021, RB (INS - AGM)(d)(h)	4.00%	06/01/2051	1,250	1,441,550
Inland Empire Tobacco Securitization Corp.;
Series 2007 C-1, RB(e)	0.00%	06/01/2036	15,000	5,834,434
Series 2007 C-2, RB(e)	0.00%	06/01/2047	35,000	6,444,837
Irvine (City of), CA (Reassessment District No. 12-1);
Series 2012, RB	5.00%	09/02/2024	1,145	1,185,301
Series 2012, RB	5.00%	09/02/2025	500	517,346
Irvine (City of), CA (Reassessment District No. 13-1);
Series 2013, RB	5.00%	09/02/2025	355	383,882
Series 2013, RB	5.00%	09/02/2026	400	432,130
Series 2013, RB	5.00%	09/02/2027	325	350,484
Series 2013, RB	5.00%	09/02/2028	350	377,005
Series 2013, RB	5.00%	09/02/2029	705	758,385
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1);
Series 2014, RB	5.00%	09/01/2044	1,055	1,163,447
Series 2014, RB	5.00%	09/01/2049	1,055	1,161,289
Irvine Ranch Water District; Series 2016, RB(f)(g)	5.25%	02/01/2046	8,175	9,787,507
Irvine Unified School District (Community Facilities District No. 01-1); Series 2015, Ref. RB (INS - BAM)(d)	5.00%	09/01/2038	1,500	1,692,398
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Irvine Unified School District (Community Facilities District No. 09-1);
Series 2017 B, RB	5.00%	09/01/2047	$ 500	$ 590,823
Series 2018 A, Ref. RB	5.00%	09/01/2049	1,575	1,857,752
Series 2019 A, RB (INS - BAM)(d)	4.00%	09/01/2054	1,000	1,158,955
Jefferson Union High School District (Teacher and Staff Housing);
Series 2020, COP (INS - BAM)(d)	4.00%	08/01/2045	2,300	2,674,368
Series 2020, COP (INS - BAM)(d)	4.00%	08/01/2055	2,280	2,626,746
Jurupa Community Services District;
Series 2020 A, RB	4.00%	09/01/2043	300	340,504
Series 2020 A, RB	4.00%	09/01/2050	525	592,387
Series 2021 A, RB	4.00%	09/01/2050	290	326,039
La Quinta (City of), CA Successor Agency to the Redevelopment Agency (Areas No. 1 and 2);
Series 2013 A, Ref. RB(b)(c)	5.00%	09/01/2023	1,000	1,082,392
Series 2013 A, Ref. RB(b)(c)	5.00%	09/01/2023	4,000	4,329,570
Lake Elsinore (City of), CA;
Series 2021, RB	4.00%	09/01/2046	110	124,328
Series 2021, RB	4.00%	09/01/2051	120	135,335
Lake Elsinore Unified School District Community Facilities District; Series 2021, RB	4.00%	09/01/2050	300	339,005
Lake Elsinore Unified School District Community Facilities District No. 2006-2 (Improvement Area No. C); Series 2020, RB	4.00%	09/01/2050	1,680	1,891,715
Lammersville Joint Unified School District;
Series 2020, RB	4.00%	09/01/2045	135	151,943
Series 2020, RB	4.00%	09/01/2049	320	359,081
Lincoln (City of), CA Community Facilities District No. 2006-1 (Improvement Area No. 1);
Series 2021, Ref. RB	4.00%	09/01/2036	235	268,314
Series 2021, Ref. RB	4.00%	09/01/2040	150	170,514
Long Beach (City of), CA;
Series 2010 A, RB	5.00%	06/01/2040	1,590	1,596,290
Series 2015, RB	5.00%	05/15/2026	1,000	1,128,662
Series 2015, RB	5.00%	05/15/2045	4,185	4,581,450
Long Beach (City of), CA (Long Beach Towne Center); Series 2008, RB	5.75%	10/01/2025	2,000	2,031,147
Long Beach (City of), CA Bond Finance Authority; Series 2007 A, RB	5.50%	11/15/2037	1,480	2,199,233
Long Beach Unified School District; Series 2012, GO Bonds(g)	5.00%	08/01/2031	11,625	11,991,327
Los Alamitos Unified School District; Series 2013, GO Bonds(j)	6.01%	08/01/2040	3,340	3,719,194
Los Angeles (City of), CA Community Facilities District No. 11; Series 2021, RB	4.00%	09/01/2046	1,650	1,892,622
Los Angeles (City of), CA Community Facilities District No. 4 (Playa Vista - Phase 1);
Series 2014, Ref. RB	5.00%	09/01/2029	985	1,098,591
Series 2014, Ref. RB	5.00%	09/01/2030	985	1,097,633
Los Angeles (City of), CA Department of Airports;
Series 2021 A, Ref. RB(i)	5.00%	05/15/2046	1,120	1,420,604
Series 2021 A, Ref. RB(i)	5.00%	05/15/2051	2,000	2,517,768
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2017 A, RB(i)	5.00%	05/15/2037	1,500	1,809,430
Series 2017 A, RB(i)	5.00%	05/15/2042	1,000	1,199,327
Series 2019 F, RB(i)	5.00%	05/15/2044	2,000	2,462,468
Los Angeles (City of), CA Department of Water & Power;
Series 2012 A, RB(g)	5.00%	07/01/2043	5,250	5,392,923
Series 2012 B, RB(g)	5.00%	06/01/2032	10,000	10,232,453
Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program); Series 1999 A, COP (INS - AMBAC)(d)(e)	0.00%	08/01/2026	1,200	1,124,958
Los Angeles Unified School District;
Series 2020 C, GO Bonds	4.00%	07/01/2044	5,000	5,920,967
Series 2021 RYQ, RB(c)(g)	4.00%	07/01/2044	8,500	10,065,644
Lucia Mar Unified School District (Election of 2016); Series 2020 C, GO Bonds	4.00%	08/01/2049	2,500	2,916,024
Madera (County of), CA Community Facilities District No. 2017-1 (Tesoro Viejo);
Series 2020, RB	4.00%	09/01/2045	850	948,787
Series 2020, RB	4.00%	09/01/2051	1,470	1,637,103
Marin (County of), CA Water District Financing Authority;
Series 2012 A, RB(b)	5.00%	07/01/2044	4,000	4,111,180
Series 2017, RB(g)	5.00%	07/01/2047	6,035	7,363,344
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Marina (City of), CA Redevelopment Agency Successor Agency;
Series 2020 A, RB	4.00%	09/01/2040	$ 300	$ 331,560
Series 2020 B, RB	4.00%	09/01/2040	300	331,212
Menifee Union School District (Community Facilities District No. 2006-2); Series 2020, Ref. RB	4.00%	09/01/2045	295	332,368
Menifee Union School District (Community Facilities District No. 2014-3); Series 2019, RB	5.00%	09/01/2049	1,600	1,879,487
Menifee Union School District (Community Facilities District No. 2018-2); Series 2019, RB	5.00%	09/01/2049	1,035	1,202,306
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2034	850	661,044
Modesto (City of), CA (Community Center Refinancing); Series 1993 A, COP (INS - AMBAC)(d)	5.00%	11/01/2023	1,285	1,298,706
Moorpark Unified School District (Election of 2008); Series 2009 A, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2031	2,000	1,678,469
Moreland School District (Crossover Series 14); Series 2006 C, Ref. GO Bonds (INS - AMBAC)(d)(e)	0.00%	08/01/2029	1,250	1,101,141
Moreno Valley Unified School District (Community Facilities District No. 2015-2);
Series 2019, RB	5.00%	09/01/2044	435	493,045
Series 2019, RB	5.00%	09/01/2048	485	548,245
Mountain House Public Financing Authority (Green Bonds);
Series 2020 A, RB (INS - BAM)(d)	4.00%	12/01/2045	1,175	1,371,959
Series 2020 A, RB (INS - BAM)(d)	4.00%	12/01/2055	6,000	6,902,070
Series 2020 B, RB (INS - BAM)(d)	4.00%	12/01/2040	3,560	4,208,892
Series 2020 B, RB (INS - BAM)(d)	4.00%	12/01/2043	1,165	1,366,822
M-S-R Energy Authority; Series 2009 B, RB	6.13%	11/01/2029	950	1,184,439
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(j)	6.25%	08/01/2043	4,000	4,609,323
Murrieta (City of), CA Public Financing Authority;
Series 2012, Ref. RB	5.00%	09/01/2025	975	1,007,581
Series 2012, Ref. RB	5.00%	09/01/2026	1,000	1,032,448
Murrieta Valley Unified School District (Election of 2006); Series 2008, GO Bonds (INS - AGM)(d)(e)	0.00%	09/01/2031	6,670	5,712,857
North Orange County Community College District (Election of 2014); Series 2019 B, GO Bonds	4.00%	08/01/2044	2,500	2,933,999
Northern California Power Agency (Hydroelectric No. 1); Series 2012, Ref. RB	5.00%	07/01/2032	1,700	1,747,596
Norwalk-La Mirada Unified School District; Series 2005 B, GO Bonds (INS - AGM)(d)(e)	0.00%	08/01/2029	6,000	5,374,649
Oak Grove School District (Election of 2008); Series 2009 A, GO Bonds(e)	0.00%	08/01/2028	670	614,022
Oakland (Port of), CA; Series 2012 P, Ref. RB(b)(c)(i)	5.00%	05/01/2022	3,000	3,059,254
Oakland Unified School District (County of Alameda); Series 2015 A, GO Bonds(b)(c)	5.00%	08/01/2025	2,430	2,826,294
Oceanside (City of), CA Public Financing Authority (El Corazon Aquatics Center); Series 2019, RB	4.00%	11/01/2044	5,155	5,916,152
Ontario (City of), CA; Series 2021, RB	4.00%	09/01/2045	300	341,264
Ontario (City of), CA Community Facilities District No. 45;
Series 2020, RB	4.00%	09/01/2043	120	135,849
Series 2020, RB	4.00%	09/01/2051	460	516,818
Orange (County of), CA Community Facilities District (Village of Esencia);
Series 2020, RB	4.00%	08/15/2045	355	406,596
Series 2020, RB	4.00%	08/15/2050	1,240	1,414,822
Orange (County of), CA Community Facilities District No. 2004-1 (Ladera Ranch);
Series 2014 A, Ref. RB	5.00%	08/15/2033	1,000	1,023,229
Series 2014 A, Ref. RB	5.00%	08/15/2034	1,000	1,023,223
Orange (County of), CA Community Facilities District No. 2015-1 (Esencia Village);
Series 2015 A, RB	5.00%	08/15/2035	270	303,730
Series 2015 A, RB	5.25%	08/15/2045	3,555	4,007,468
Orange (County of), CA Community Facilities District No. 2016-1 (Esencia Village); Series 2016 A, RB	5.00%	08/15/2046	3,000	3,427,087
Palm Desert (City of), CA;
Series 2021, Ref. RB	4.00%	09/02/2031	800	914,607
Series 2021, Ref. RB	4.00%	09/02/2037	1,200	1,360,725
Palm Desert (City of), CA (University Park);
Series 2021, Ref. RB	4.00%	09/01/2041	450	490,721
Series 2021, Ref. RB	4.00%	09/01/2051	650	699,263
Palomar Community College District; Series 2010, GO Bonds(j)	6.38%	08/01/2045	6,670	7,741,375
Planada Elementary School District (Election of 2008); Series 2009 B, GO Bonds (INS - AGC)(d)(e)	0.00%	07/01/2049	8,440	3,532,975
Poway Unified School District (Del Sur East II); Series 2020, RB (INS - AGM)(d)	4.00%	09/01/2050	2,500	2,910,260
Rancho Cordova (City of), CA Community Facilities District No. 2003-1 (Sunridge Anatolia);
Series 2012, Ref. RB	5.00%	09/01/2032	1,425	1,463,869
Series 2012, Ref. RB	5.00%	09/01/2037	1,495	1,534,238
Redlands Unified School District (Community Facilities District No. 2006-1); Series 2020, RB	4.00%	09/01/2050	400	450,642
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Regents of the University of California;
Series 2013 AI, RB(g)	5.00%	05/15/2038	$ 6,000	$ 6,388,419
Series 2016 L, Ref. RB(f)(g)	5.00%	05/15/2041	6,580	7,755,628
Series 2018 O, RB(g)	5.00%	05/15/2048	10,000	12,294,813
Riverside (County of), CA Community Facilities District No. 07-2 (Clinton Keith);
Series 2015, RB	5.00%	09/01/2040	2,760	3,106,691
Series 2015, RB	5.00%	09/01/2044	1,500	1,681,525
Riverside Unified School District; Series 2021, RB	4.00%	09/01/2045	425	475,130
Riverside Unified School District (Community Facilities District No. 32);
Series 2020, RB	4.00%	09/01/2045	125	140,688
Series 2020, RB	4.00%	09/01/2050	265	297,470
Romoland School District (Community Facilities District No. 2004-1); Series 2015, Ref. RB	5.00%	09/01/2038	1,660	1,861,425
Root Creek Water District Community Facilities District No. 2016-1 Improvement Area No. 1; Series 2021, RB	4.00%	09/01/2050	570	646,423
Roseville (City of), CA (Ranch at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2045	450	503,600
Series 2020, RB	4.00%	09/01/2050	1,000	1,116,155
Series 2020, RB	5.00%	09/01/2050	1,520	1,793,305
Roseville (City of), CA (Villages at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2045	150	167,867
Series 2020, RB	4.00%	09/01/2050	200	223,231
Sacramento (City of), CA (Convention Center Complex); Series 2018 A, RB	5.00%	06/01/2048	3,000	3,555,245
Sacramento (County of), CA; Series 2018 C, Ref. RB(i)	5.00%	07/01/2039	3,315	4,052,454
Sacramento Municipal Utility District; Series 2020 H, RB(g)	4.00%	08/15/2045	12,000	14,332,057
Salinas (City of), CA Community Facilities District No. 2016-1 (Improvement Area No. 3);
Series 2020, RB	4.00%	09/01/2040	185	205,763
Series 2020, RB	4.00%	09/01/2045	380	419,862
Series 2020, RB	4.00%	09/01/2050	225	248,158
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement); Series 2012 A, RB(b)(c)	5.00%	04/15/2022	3,000	3,054,081
San Diego (City of), CA Redevelopment Agency (Centre City Redevelopment); Series 1999 A, RB	6.40%	09/01/2025	1,535	1,542,867
San Diego (County of), CA Regional Airport Authority;
Series 2019 A, Ref. RB	5.00%	07/01/2049	2,740	3,381,218
Series 2019 B, Ref. RB(i)	4.00%	07/01/2044	1,000	1,144,916
Series 2021 B, RB(i)	4.00%	07/01/2056	2,000	2,300,945
Series 2021 B, RB(i)	5.00%	07/01/2056	10,000	12,497,837
San Diego (County of), CA Regional Transportation Commission; Series 2014 A, RB(b)(c)(g)	5.00%	04/01/2048	7,020	7,789,616
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2018 D, RB(g)(i)	5.25%	05/01/2048	10,500	12,860,971
Series 2019 E, RB(i)	5.00%	05/01/2050	3,515	4,306,018
San Francisco (City & County of), CA Community Facilities District No. 2016-1;
Series 2020, RB	4.00%	09/01/2042	225	254,918
Series 2020, RB	4.00%	09/01/2050	425	477,816
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Hunters Point Shipyard Phase One Improvements); Series 2014, Ref. RB	5.00%	08/01/2044	1,645	1,762,817
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment);
Series 2014 A, RB	5.00%	08/01/2026	220	245,981
Series 2014 A, RB	5.00%	08/01/2028	370	413,128
Series 2014 A, RB	5.00%	08/01/2029	450	502,227
Series 2014 A, RB	5.00%	08/01/2032	785	875,151
Series 2014 A, RB	5.00%	08/01/2033	375	418,025
Series 2014 A, RB	5.00%	08/01/2043	1,000	1,109,447
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 A, Ref. RB	5.00%	08/01/2033	1,635	1,673,637
San Francisco (City of), CA Bay Area Rapid Transit District; Series 2012 A, RB(b)(c)	5.00%	07/01/2022	3,565	3,665,152
San Francisco (City of), CA Bay Area Rapid Transit District (Election of 2004); Series 2013 C, GO Bonds(b)(c)	5.00%	08/01/2023	5,000	5,397,439
San Francisco (City of), CA Public Utilities Commission; Series 2012 A, RB(b)(c)	5.00%	05/01/2022	5,000	5,100,875
San Francisco Bay Area Rapid Transit District; Series 2017 A-1, GO Bonds(f)(g)	5.00%	08/01/2047	6,575	7,942,043
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Joaquin Hills Transportation Corridor Agency; Series 2014 A, Ref. RB	5.00%	01/15/2044	$ 3,275	$ 3,663,942
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGM)(d)(e)	0.00%	09/01/2032	1,000	836,612
San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS - AGM)(d)	5.00%	08/01/2030	2,500	2,509,994
San Marcos Unified School District;
Series 2021, RB	4.00%	09/01/2044	550	629,163
Series 2021, RB	4.00%	09/01/2051	1,000	1,135,909
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program); Series 2019, RB	5.00%	08/01/2049	3,330	4,232,378
Sanger Unified School District; Series 1999, Ref. GO Bonds (INS - NATL)(d)	5.60%	08/01/2023	105	108,914
Santa Ana Unified School District (Financing Project); Series 1999, COP (INS - AGM)(d)(e)	0.00%	04/01/2036	1,000	703,163
Santa Clarita Community College District; Series 2019, GO Bonds	3.00%	08/01/2044	2,370	2,519,383
Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, RB	5.63%	09/01/2036	1,915	2,050,942
Series 2013, RB	5.63%	09/01/2043	2,880	3,079,050
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(e)	0.00%	06/01/2036	7,000	3,134,337
Simi Valley Unified School District (Election of 2004);
Series 2007 C, GO Bonds (INS - AGM)(d)(e)	0.00%	08/01/2028	1,520	1,389,322
Series 2007 C, GO Bonds (INS - AGM)(d)(e)	0.00%	08/01/2029	5,000	4,461,868
Series 2007 C, GO Bonds (INS - AGM)(d)(e)	0.00%	08/01/2030	1,210	1,053,245
South Orange (County of), CA Public Financing Authority (Ladera Ranch);
Series 2014 A, Ref. RB	5.00%	08/15/2028	750	769,046
Series 2014 A, Ref. RB	5.00%	08/15/2029	900	922,774
Series 2014 A, Ref. RB	5.00%	08/15/2030	1,000	1,025,224
Series 2014 A, Ref. RB	5.00%	08/15/2032	1,680	1,722,157
Series 2014 A, Ref. RB	5.00%	08/15/2033	1,000	1,025,276
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB	5.00%	06/01/2048	2,500	3,087,093
State of California;
Series 2020, GO Bonds(g)	4.00%	03/01/2046	2,000	2,361,561
Series 2020, GO Bonds(g)	4.00%	03/01/2050	7,000	8,233,912
Tejon Ranch Public Facilities Finance Authority (Community Facilities District No. 2008-1 - Tejon Industrial Complex Public Improvements); Series 2012 B, RB	5.25%	09/01/2042	1,500	1,564,995
Temescal Valley Water District;
Series 2021, RB	4.00%	09/01/2046	500	566,477
Series 2021, RB	4.00%	09/01/2051	930	1,050,729
Three Rivers Levee Improvement Authority; Series 2021, Ref. RB	4.00%	09/01/2051	2,500	2,832,990
Torrance Unified School District (Election of 2008); Series 2009, GO Bonds(e)	0.00%	08/01/2034	1,400	909,193
Transbay Joint Powers Authority (Green Bonds);
Series 2020 A, RB	5.00%	10/01/2038	1,000	1,271,590
Series 2020 A, RB	5.00%	10/01/2039	1,000	1,269,171
Series 2020 A, RB	5.00%	10/01/2045	1,000	1,253,634
Series 2020 A, RB	5.00%	10/01/2049	1,100	1,373,388
Series 2020 B, RB	5.00%	10/01/2034	300	380,051
Series 2020 B, RB	5.00%	10/01/2038	300	377,467
University of California;
Series 2021 BH, Ref. RB	4.00%	05/15/2046	5,680	6,785,373
Serues 2020-XF1211, Revenue Ctfs.(g)	4.00%	05/15/2051	10,000	11,844,298
West Contra Costa Unified School District; Series 2005, GO Bonds (INS - NATL)(d)(e)	0.00%	08/01/2025	5,000	4,836,045
West Patterson Financing Authority;
Series 2021, RB	4.00%	09/01/2041	375	424,575
Series 2021, RB	4.00%	09/01/2046	550	617,569
Series 2021, RB	4.00%	09/01/2051	765	856,095
West Sacramento (City of), CA; Series 2019, RB	5.00%	09/01/2049	1,000	1,149,770
William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds(e)	0.00%	08/01/2032	9,370	7,860,099
Woodland (City of), CA Community Facilities District 1; Series 2019, RB	5.00%	09/01/2048	1,630	1,849,566
Yosemite Community College District (Election of 2004); Series 2008 C, GO Bonds (INS - AGM)(d)(e)	0.00%	08/01/2022	2,655	2,651,723
				974,647,451
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Guam–3.48%
Guam (Territory of); Series 2011 A, RB(b)(c)	5.25%	01/01/2022		$ 3,000	$ 3,012,125
Guam (Territory of) International Airport Authority;
Series 2013 C, RB(b)(c)(i)	6.38%	10/01/2023		1,560	1,727,816
Series 2013 C, RB(i)	6.38%	10/01/2043		1,440	1,560,610
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS - AGM)(d)	5.00%	10/01/2026		2,500	2,591,227
Series 2012 A, Ref. RB (INS - AGM)(d)	5.00%	10/01/2027		1,500	1,554,153
Series 2012 A, Ref. RB (INS - AGM)(d)	5.00%	10/01/2030		4,000	4,140,782
Guam (Territory of) Waterworks Authority;
Series 2014 A, Ref. RB	5.00%	07/01/2035		1,800	1,948,141
Series 2020 A, RB	5.00%	01/01/2050		1,540	1,887,617
Port Authority of Guam; Series 2018 A, RB	5.00%	07/01/2048		3,675	4,298,961
					22,721,432
Puerto Rico–2.16%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039		1,860	1,909,779
Series 2002, RB	5.63%	05/15/2043		300	301,762
Series 2005 A, RB(e)	0.00%	05/15/2050		4,325	701,579
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2030		1,150	1,245,396
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2033		2,000	2,173,628
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(e)	0.00%	07/01/2031		1,500	1,205,369
Series 2018 A-1, RB(e)	0.00%	07/01/2046		10,000	3,344,034
Series 2018 A-1, RB(e)	0.00%	07/01/2051		13,280	3,214,327
					14,095,874
Virgin Islands–1.04%
Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. RB	5.00%	09/01/2044		1,720	1,685,524
Virgin Islands (Government of) Public Finance Authority; Series 2015, RB(h)	5.00%	09/01/2030		2,000	2,260,026
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, RB	6.63%	10/01/2029		1,940	1,957,138
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 B, Ref. RB	5.00%	10/01/2025		810	812,107
Series 2010 A, RB	5.00%	10/01/2029		85	85,221
					6,800,016
TOTAL INVESTMENTS IN SECURITIES(k)–155.79% (Cost $931,500,289)					1,018,264,773
FLOATING RATE NOTE OBLIGATIONS–(22.61)%
Notes with interest and fee rates ranging from 0.59% to 0.69% at 11/30/2021 and contractual maturities of collateral ranging from 08/01/2031 to 04/01/2056(l)					(147,795,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(31.86)%					(208,270,062)
OTHER ASSETS LESS LIABILITIES–(1.32)%					(8,578,961)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$653,620,750
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
COP	– Certificates of Participation
Ctfs.	– Certificates
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Zero coupon bond issued at a discount.
(f)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $18,620,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(g)	Underlying security related to TOB Trusts entered into by the Trust.
(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $54,629,649, which represented 8.36% of the Trust’s Net Assets.
(i)	Security subject to the alternative minimum tax.
(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(l)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2021. At November 30, 2021, the Trust’s investments with a value of $252,348,990 are held by TOB Trusts and serve as collateral for the $147,795,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of November 30, 2021, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco California Value Municipal Income Trust